Financial Instruments and Risk Management - Disclosure of detailed information about contractual maturities of financial liabilities (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 12, 2020 CAD ($)	Nov. 12, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 708,563	$ 1,320,220
Promissory note			$ 47,299	$ 37,149
CEBA loan payable	34,255	28,727
Preference shares	611,386	517,773			$ 449,287
Put liability	1,113,853	$ 894,617
Royalty Payable	1,901,547
Total	25,387,839
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	708,563
Within 2 to 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
CEBA loan payable	42,709
Preference shares	958,430
Greater than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Put liability	3,393,337
Royalty Payable	$ 20,284,800